Securities - Scheduled Maturities of Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Due in one year or less at Amortized Cost	$ 8,038	$ 10,069
Available for sale securities, Due from one year to five years at Amortized Cost	11,015	19,042
Available for sale securities, Amortized cost	69,897	66,118	$ 75,473
Available for sale securities, Due in one year or less at Fair Value	8,047	10,071
Available for sale securities, Due from after one year to five years at Fair Value	11,016	19,010
Available for sale securities, fair value	70,005	65,944	75,469
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Agency Mortgage-backed securities, Amortized Cost	50,844	37,007
Available for sale securities, Amortized cost	50,844	37,007	17,380
Agency Mortgage-backed securities, Fair Value	50,942	36,863
Available for sale securities, fair value	$ 50,942	$ 36,863	$ 17,398